Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 95.8%
ARGENTINA — 3.0%
MercadoLibre, Inc.*	1,490	$727,984
BELGIUM — 4.2%
Umicore SA	29,809	1,028,151
CANADA — 1.7%
Shopify, Inc., Class A *	1,023	426,519
DENMARK — 8.8%
Chr. Hansen Holding A/S	12,101	892,966
Novozymes A/S, B Shares	14,547	652,532
Orsted A/S	6,290	615,776
		2,161,274
INDONESIA — 2.6%
Bank Rakyat Indonesia Persero Tbk PT	3,461,700	634,894
IRELAND — 4.4%
Kingspan Group PLC	20,225	1,090,624
JAPAN — 8.6%
M3, Inc.	47,100	1,389,315
Sysmex Corp.	9,900	716,512
		2,105,827
KENYA — 0.9%
Safaricom PLC	920,400	230,076
NETHERLANDS — 7.0%
ASML Holding NV	5,750	1,515,786
Signify NV	10,984	212,873
		1,728,659
SOUTH AFRICA — 1.7%
Discovery Ltd.	96,030	418,729
SWEDEN — 3.6%
Nibe Industrier AB, B Shares	60,686	877,789
TAIWAN — 5.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,398	1,404,930
UNITED KINGDOM — 0.9%
FDM Group Holdings PLC	24,305	220,610
UNITED STATES — 42.7%
ABIOMED, Inc.*	3,503	508,496
Alnylam Pharmaceuticals, Inc.*	7,081	770,767
Alphabet, Inc., Class A *	791	919,102
Deere & Co.	3,638	502,626
DexCom, Inc.*	6,673	1,796,839
Ecolab, Inc.	3,152	491,176
Glaukos Corp.*	10,642	328,412
Illumina, Inc.*	5,188	1,416,947

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
Moderna, Inc.*	19,837	$594,118
Teladoc Health, Inc.*	5,155	799,077
Tesla, Inc.*	3,110	1,629,640
Xylem, Inc.	11,616	756,550
		10,513,750
Total Common Stocks
(cost $22,795,686)		23,569,816
PREFERRED STOCKS — 1.8%
GERMANY — 1.8%
Sartorius AG 0.28% (cost $368,333)	1,846	441,334
TOTAL INVESTMENTS — 97.6%
(cost $23,164,019)		$24,011,150
Other assets less liabilities — 2.4%		601,534
NET ASSETS — 100.0%		$24,612,684

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Positive Change Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$13,073,183	$10,496,633	$–	$23,569,816
Preferred Stocks**	–	441,334	–	441,334
Total	$13,073,183	$10,937,967	$–	$24,011,150

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.